SCHEDULE OF INTANGIBLE ASSETS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost, beginning balance	$ 65,468	$ 40,180
Additions	24,253	25,288
Cost, ending balance	89,721	65,468
Accumulated amortization, beginning balance	18,819	10,319
Amortization	11,755	8,500
Accumulated amortization, ending balance	30,574	18,819
Intangible assets, net	59,147	46,649
Computer software [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	65,465	40,177
Additions	24,253	25,288
Cost, ending balance	89,718	65,465
Accumulated amortization, beginning balance	18,819	10,319
Amortization	11,755	8,500
Accumulated amortization, ending balance	30,574	18,819
Intangible assets, net	59,144	46,646
HealthTab [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	1	1
Additions
Cost, ending balance	1	1
Accumulated amortization, beginning balance
Amortization
Accumulated amortization, ending balance
Intangible assets, net	1	1
Corozon [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	1	1
Additions
Cost, ending balance	1	1
Accumulated amortization, beginning balance
Amortization
Accumulated amortization, ending balance
Intangible assets, net	1	1
Emerald [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	1	1
Additions
Cost, ending balance	1	1
Accumulated amortization, beginning balance
Amortization
Accumulated amortization, ending balance
Intangible assets, net	$ 1	$ 1